Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2025	2024
	£m	£m
Current
Bank loans	488	460
Bonds	1,828	2,841
Commercial paper	2,226	1,444
Lease liabilities	120	114
	4,662	4,859
Non-current
Bank loans	1,834	2,434
Bonds	40,334	39,114
Lease liabilities	709	665
	42,877	42,213
Total borrowings	47,539	47,072
Total borrowings are repayable as follows:

	2025	2024
	£m	£m
Less than 1 year	4,662	4,859
In 1 to 2 years	3,283	2,706
In 2 to 3 years	2,458	3,134
In 3 to 4 years	4,281	2,948
In 4 to 5 years	2,261	4,375
More than 5 years:
By instalments	337	736
Other than by instalments	30,257	28,314
	47,539	47,072

Schedule of lease obligations

	2025	2024
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	143	133
1 to 5 years	425	370
More than 5 years	494	507
	1,062	1,010
Less: finance charges allocated to future periods	(233)	(231)
	829	779
The present value of lease liabilities are as follows:
Less than 1 year	120	114
1 to 5 years	347	300
More than 5 years	362	365
	829	779